Statement of Stockholders' Equity (Deficit) - USD ($)	Class A Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Total
Balance at Dec. 31, 2018	$ 236,511	$ 4,678,823	$ (7,499,045)	$ 1,000		$ (2,582,711)
Balance, shares at Dec. 31, 2018	237,337,445			1,000,000
Note conversion	$ 332,889	107,322				440,211
Note conversion, shares	332,888,888
Shares Issued	$ 633	60,867		$ 5,000		66,500
Shares Issued, shares	633,000			5,000,000
Prior period adjustment			111,304			111,304
Net loss for the year			(2,652,626)			(2,652,626)
Balance at Dec. 31, 2019	$ 570,033	$ 4,847,012	$ (10,040,367)	$ 6,000		$ (4,617,321)
Balance, shares at Dec. 31, 2019	570,859,333			6,000,000
Reverse split, shares for 1-for-500	(569,717,118)
Reverse split adjustment	566
Shares Issued for Services	$ 2,857,411	$ (2,729,606)			$ 10	$ 127,815
Shares Issued for Services, shares	5,728,570				10,000	10,000,000
Shares Issued in exchange of preferred E shares	$ 4,988,000	(4,987,000)		$ (1,000)
Shares Issued in exchange of preferred E shares, shares	10,000,000			(1,000,000)
Prior period adjustment			(161,592)			(161,592)
Net loss for the year			(5,861,821)			(5,861,821)
Balance at Dec. 31, 2020	$ 8,415,444	$ (2,869,593)	$ (16,063,779)	$ 5,000	$ 10	$ (10,512,919)
Balance, shares at Dec. 31, 2020	16,871,351			5,000,000	10,000
Shares Issued, shares						1,004,137
Net loss for the year						$ (1,162,506)
Balance at Mar. 31, 2021						$ (11,235,735)